Restructuring (Tables)	12 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Related Costs
The following table shows the total amount incurred and accrued related to one-time employee termination benefits:

One-Time Employee Termination Benefits
(in thousands)

Accrued restructuring costs as of March 31, 2019	$—
Restructuring charges incurred during the period	4,633
Amounts paid during the period	(3,580)

Accrued restructuring costs as of March 31, 2020	1,053
Amounts paid during the period	(1,053)
Accrued restructuring costs as of March 31, 2021	$—